Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 11,471,530	$ 21,142,454	$ 18,525,957
Withholdings and additional withholdings payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,901,402	2,781,222	3,212,628
Salaries and social security contributions payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,841,885	2,227,181	2,153,525
Withholdings payable on salaries [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	185,625	160,765	205,275
Value added tax [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	527,563	519,125	492,704
Sundry creditors [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,601,166	3,558,480	1,267,562
Liabilities for assets held for sale [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities		8,662,306	8,662,306
Tax payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,930,074	1,920,028	1,390,508
Liabilities arising from contracts with customers [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,071,636	1,061,197	834,413
Other non-financial liabilities [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 412,179	$ 252,150	$ 307,036